Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Reportable Segments

Year ended December 31, 2023	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$320,603	$106,877	$—	$—	$427,480

Cost of production	(153,187)	(25,209)	—	—	(178,396)
Depreciation and depletion	(62,032)	(19,489)	—	—	(81,521)
Sales expense	(8,953)	(1,765)	—	—	(10,718)
Cost of sales	(224,172)	(46,463)	—	—	(270,635)

Gross profit	96,431	60,414	—	—	156,845

Expenses
General and administrative	(31,128)	(6,550)	—	(14,751)	(52,429)
Share-based compensation	—	—	—	(9,218)	(9,218)
Finance income	5,543	630	—	6,292	12,465
Finance expenses	(10,143)	(4,431)	—	(11,248)	(25,822)
Foreign exchange gain (loss)	34,737	—	—	(125)	34,612
Other (expenses) income	(4,147)	111	—	(66)	(4,102)
Income (loss) before taxes	91,293	50,174	—	(29,116)	112,351
Current tax expense	(1,796)	(7,446)	—	(6,750)	(15,992)
Deferred tax (expense) recovery	(2,618)	563	—	—	(2,055)
Net income (loss)	$86,879	$43,291	$—	$(35,866)	$94,304

Capital expenditures(1)	249,166	27,567	205,506	7,262	489,501

Assets
Current	$79,463	$23,736	$2,016	$94,272	199,487
Non-current	883,712	96,140	315,144	17,205	1,312,201
Total Assets	$963,175	$119,876	$317,160	$111,477	$1,511,688
Total Liabilities	$138,497	$101,095	$30,943	$431,822	702,357

(1)     Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.

During the year ended December 31, 2023, Caraíba earned revenues from four customers (December 31, 2022 - four) while Xavantina earned revenues from two customers (December 31, 2022 - two).

Year ended December 31, 2022	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$351,405	$74,987	$—	$—	$426,392

Cost of production	(146,292)	(24,768)	—	—	(171,060)
Depreciation and depletion	(47,051)	(11,605)	—	—	(58,656)
Sales expenses	(8,941)	(560)	—	—	(9,501)
Cost of sales	(202,284)	(36,933)	—	—	(239,217)

Gross profit	149,121	38,054	—	—	187,175

Expenses
General and administrative	(28,123)	(4,062)	—	(17,274)	(49,459)
Share-based compensation	—	—	—	(7,931)	(7,931)
Finance income	4,310	1,451	—	4,534	10,295
Finance expenses	(9,044)	(4,244)	—	(19,935)	(33,223)
Foreign exchange gain (loss)	19,812	232	—	(134)	19,910
Other expenses	(75)	(292)	—	(17)	(384)
Income (loss) before taxes	136,001	31,139	—	(40,757)	126,383
Current tax expense	(8,463)	(2,413)	—	(4,167)	(15,043)
Deferred tax (expense) recovery	(8,378)	105	—	—	(8,273)
Net income (loss)	$119,160	$28,831	$—	$(44,924)	$103,067

Capital expenditures	209,143	30,773	59,428	7,155	306,499

Assets
Current	$114,374	$50,447	$144	$227,462	392,427
Non-current	621,005	74,874	90,971	8,799	795,649
Total Assets	$735,379	$125,321	$91,115	$236,261	$1,188,076
Total Liabilities	$98,904	$106,266	$9,595	$431,146	645,911